Related Party Transactions (Relevant Amounts Due from/to Related Parties) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts due from related parties		¥ 1,092,316	¥ 1,565,993
Amounts due to related parties		3,656,841	5,708,394
Lease liabilities		12,471	22,043
Cash deposits, maturing within 3 months	[1]	5,667	67,015
The group and Sinopec group and subsidiaries associates and joint ventures of the group [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties		1,092,316	1,565,993
Amounts due to related parties		3,656,841	5,708,394
Lease liabilities		9,027	16,269
Sinopec Corp., its subsidiaries and joint ventures [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties		1,054,127	1,505,836
Amounts due to related parties		2,505,532	4,756,382
Associates and joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties		38,189	60,157
Amounts due to related parties		889,035	749,459
Sinopec Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Amounts due to related parties		262,274	202,553
Lease liabilities		8,453	15,571
Joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Lease liabilities		¥ 574	¥ 698
Sinopec Finance [member]
Disclosure of transactions between related parties [line items]
Cash deposits interest rate		0.35%	0.35%
Sinopec Finance [member] | Not later than three months [member]
Disclosure of transactions between related parties [line items]
Cash deposits, maturing within 3 months		¥ 5,667	¥ 67,015

[1]	Cash deposits with a related party were cash deposits at Sinopec Finance Company Limited ("Sinopec Finance"), which is a financial institution.